Accrued Liabilities	12 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
Accrued Liabilities
(11)	ACCRUED LIABILITIES

Accrued liabilities included in current liabilities consisted of the following:

	Year Ended June 30,
	2013	2014
Accrued compensation and benefits	$10,702	$13,326
Accrued property and equipment purchases	26,301	46,150
Network expense accruals	46,767	70,220
Other accrued taxes	11,277	9,434
Deferred lease obligations	2,760	2,397
Accrued professional fees	2,575	6,560
Other accruals	16,719	14,464

Total	$117,101	$162,551